COVER LETTER

January 22, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	MASSMUTUAL PREMIER FUNDS
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds (the “Trust”) is a Preliminary Information Statement pursuant to (1) Rule 20a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), and (2) Section 14(c) of the Securities Exchange Act of 1934 (the “34 Act”), including Rule 14c-101 and Schedule 14A promulgated thereunder.

Please address any questions or comments you may have to the undersigned at (413) 744-6602.

Respectfully submitted,

/s/Jill Nareau Robert

Jill Nareau Robert

Assistant Clerk, MassMutual Premier Funds

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company